Quarterly Data (Details) - USD ($)	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 18, 2018
Operating expenses:
General and administrative	$ 1,115,000		$ 1,468,000	$ 2,364,000	$ 2,574,000	$ 2,087,000	$ 1,487,000	$ 2,050,000	$ 4,678,000	$ 2,223,000	$ 2,522,000	$ 4,661,000	$ 8,493,000	$ 10,438,000	$ 5,956,000
Research and development	1,234,000		1,833,000	3,542,000	3,960,000	4,977,000	5,080,000	6,489,000	5,837,000	5,280,000	2,627,000	8,937,000	14,312,000	22,686,000	8,740,000
Total operating expenses	2,349,000		3,301,000	5,906,000	6,534,000	7,064,000	6,567,000	8,539,000	10,515,000	7,503,000	5,149,000	13,598,000	22,805,000	33,124,000	14,696,000
Loss from operations	(2,349,000)		(3,301,000)	(5,906,000)	(6,534,000)	(7,064,000)	(6,567,000)	(8,539,000)	(10,515,000)	(7,503,000)	(5,149,000)	(13,598,000)	(22,805,000)	(33,124,000)	(14,696,000)
Interest (expense) income	10,000		(178,000)	(172,000)	(144,000)	(160,000)	(179,000)	(132,000)	13,000	12,000	(820,000)	(304,000)	(654,000)	(286,000)	114,000
Other income	(581,000)		(177,000)	(1,000)						(5,000)	(752,000)		(178,000)	(5,000)	(4,000)
Loss before income taxes	(2,920,000)		(3,656,000)	(6,079,000)	(6,678,000)	(7,224,000)	(6,746,000)	(8,671,000)	(10,502,000)	(7,496,000)	(6,721,000)	(13,902,000)	(23,637,000)	(33,415,000)	(14,586,000)
Provision (benefit) for income taxes	0				0						0	0	0
Net loss	(2,920,000)	$ (3,801,000)	(3,656,000)	(6,079,000)	(6,678,000)	(7,224,000)	(6,746,000)	(8,671,000)	(10,502,000)	(7,496,000)	(6,721,000)	(13,902,000)	(23,637,000)	(33,415,000)	(14,586,000)
Comprehensive loss	(2,920,000)		(3,656,000)	(6,079,000)	(6,678,000)	(7,224,000)	(6,746,000)	(8,671,000)	(10,502,000)	(7,496,000)	(6,721,000)	(13,902,000)	(23,637,000)	(33,415,000)	(14,586,000)
Comprehensive loss	$ (2,920,000)	$ (3,801,000)	$ (3,656,000)	$ (6,079,000)	$ (6,678,000)	$ (7,224,000)	(6,746,000)	(8,671,000)	(10,502,000)	(7,496,000)	$ (6,721,000)	$ (13,902,000)	(23,637,000)	$ (33,415,000)	(14,586,000)
Adjustment to redemption value on Series A convertible preferred stock							$ (0.63)	$ (0.82)	$ (0.99)	$ (0.79)					$ (366,000)
Workforce (as a percentage)																33.00%
Workforce reduction related expenses													$ 1,600,000
Net loss per share:
Basic and diluted	$ (0.20)		$ (0.26)	$ (0.43)	$ (0.47)	$ (0.58)					$ (0.47)	$ (1.04)	$ (1.71)	$ (3.23)	$ (2.57)
General and administrative
Operating expenses:
Workforce reduction related expenses													$ 600,000
Research and development
Operating expenses:
Workforce reduction related expenses													$ 1,000,000